SHAREHOLDERS' EQUITY - Statutory reserve (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
SHAREHOLDERS' EQUITY
Appropriations to the statutory surplus reserve (as a percent)	10.00%	10.00%
Appropriations to the statutory surplus reserve until the reserve is equal to certain percentage of the entity's registered capital	50.00%	50.00%
Statutory Reserves	$ 875,271	$ 356,336